Accounts Receivable, Net - Schedule of Accounts Receivable is Presented Net of Allowance for Credit Loss (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable is Presented Net of Allowance for Credit Loss [Abstract]
Accounts receivable	$ 5,376,109	$ 12,882,682
Less: allowance for expected credit loss	(52,273)	(80,056)	$ (107,758)
Total	$ 5,323,836	$ 12,802,626